Commitments and Contingencies (Details) - USD ($) $ in Thousands					3 Months Ended	12 Months Ended
	Feb. 28, 2020	Oct. 25, 2018	Mar. 15, 2018	Jun. 01, 2017	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies
Shares issuable (in shares)					2,895,638
Publons
Commitments and Contingencies
Additional payments to acquire business				$ 9,500	$ 9,500	$ 9,500
Total purchase price				$ 7,401	0	2,371
Estimated fair value of contingent consideration						3,100	$ 2,960
Kopernio
Commitments and Contingencies
Additional payments to acquire business			$ 3,500		3,500	3,500
Total purchase price			$ 3,497
TrademarkVision
Commitments and Contingencies
Total purchase price		$ 20,042			8,000
Estimated fair value of contingent consideration					$ 0	8,000	4,115
DRG Acquisition
Commitments and Contingencies
Shares issuable (in shares)					2,895,638
Decision Resources Group
Commitments and Contingencies
Additional payments to acquire business	$ 58,897				$ 60,084
Total purchase price	$ 964,997
Estimated fair value of contingent consideration					1,187
Shares issuable (in shares)	2,895,638
Accrued expenses and other current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration					$ 3,480	$ 3,100	$ 1,600